6. DERIVATIVE LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
DerivativesAndFairValueTextBlockAbstract
Note 6. DERIVATIVE LIABILITIES

During 2011 and 2012, the Company issued an aggregate of $110,000 and $266,000 Convertible Promissory Notes that mature from April 30, 2012 to July 11, 2013, respectively. The Notes bear various interest rates and can be convertible into the Company’s common shares, at the holder’s option, at the conversion rates of 30% to 69% discount to the market price of the lowest three trading prices of the Company’s common shares during the ten-day period ending one trading day prior to the date of the conversion.

The Company has identified the embedded derivatives related to the convertible notes. These embedded derivatives included certain conversion features and reset provision. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of Asher Notes and to fair value as of each subsequent reporting date.

At the inception of the notes, the Company determined the aggregate fair value of $575,403 of embedded derivatives. The fair value of the embedded derivatives was determined using the Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%; (2) expected volatility of 196.08% to 221.52%, (3) weighted average risk-free interest rate of 0.05 to 0.20%, (4) expected life of 0.67 to 1.00 year, and (5) estimated fair value of the Company’s common stock of $0.034 to $0.20 per share.

The determined fair value of the debt derivatives of $575,403 at inception date was charged as a debt discount up to the net proceeds of the note with the remainder $(127,787) and $(153,951) charged to the operations during 2011 and 2012 as non-cash interest expense, respectively.

At December 31, 2011, the Company marked to market the fair value of the debt derivatives and determined a fair value of $237,395. The Company recorded a gain from change in fair value of debt derivatives of $89,241. The fair value of the embedded derivatives was determined using Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 185.84%, (3) weighted average risk-free interest rate of 0.02 to 0.06%, (4) expected life of 0.33 to 0.51 year, and (5) estimated fair value of the Company’s common stock of $0.18 per share.

As of March 9, 2012, the Company paid all outstanding (2011) Asher notes. At the dates of note payoffs, the Company marked to market the fair value of the debt derivatives and determined a fair value of $209,487. The Company recorded a gain from change in fair value of debt derivatives of $27,908. The fair value of the embedded derivatives of $209,487 were transferred to equity at the date of note(s) liquidation.

The fair value of the embedded derivatives was determined using Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 192.54 to 192.77%, (3) weighted average risk-free interest rate of 0.08 to 0.06%, (4) expected life of 0.23 to 0.32 year, and (5) estimated fair value of the Company’s common stock of $0.181 to $0.313 per share.

At the inception of the 2012 notes, the Company determined the aggregate fair value of $337,616 of embedded derivatives. The fair value of the embedded derivatives was determined using the Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%; (2) expected volatility of 196.08% to 219.80%, (3) weighted average risk-free interest rate of 0.18 % to 0.20%, (4) expected life of 0.75 to 1.00 years, and (5) estimated fair value of the Company’s common stock of $0.032 to $0.043 per share.

The determined fair value of the debt derivatives of $337,616 was charged as a debt discount up to the net proceeds of the note with the remainder $(109,115) charged to current period operations as non cash interest expense.

At September 30, 2012, the Company marked to market the fair value of the debt derivatives and determined a fair value of $752,708. The Company recorded a loss from change in fair value of debt derivatives of $450,330 and $387,185 for the three and nine month periods ended September 30, 2012, respectively. The fair value of the embedded derivatives was determined using Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 218.27%, (3) weighted average risk-free interest rate of 0.10% to 17%, (4) expected life of 0.29 to 0.78 year, and (5) estimated fair value of the Company’s common stock of $0.0625 per share.

During 2011, the Company issued an aggregate of $110,000 Convertible Promissory Notes to Asher Enterprises, Inc. (“Asher Notes”) that mature from April 30, 2012 to July 5, 2012. The Asher Notes bear interest at a rate of 8% per annum and can be convertible into the Company’s common shares, at the holder’s option, at the conversion rates of 42% to 69% discount to the market price of the lowest three trading prices of the Company’s common shares during the ten-day period ending one trading day prior to the date of the conversion.

The Company has identified the embedded derivatives related to the Asher Notes. These embedded derivatives included certain conversion features and reset provision. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of Asher Notes and to fair value as of each subsequent reporting date. At the inception of the Asher Notes, the Company determined the aggregate fair value of $237,787 on the embedded derivatives. The fair value of the embedded derivatives was determined using the Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%; (2) expected volatility of 215.72% to 221.52%, (3) weighted average risk-free interest rate of 0.05 to 0.09%, (4) expected life of 0.67 to 0.75 year, and (5) estimated fair value of the Company’s common stock of $0.17 to $0.20 per share.

The determined fair value of the debt derivatives of $237,787 was charged as a debt discount up to the net proceeds of the note with the remainder $(127,787) charged to current period operations as non cash interest expense.

At December 31, 2011, the Company marked to market the fair value of the debt derivatives and determined a fair value of $237,395. The Company recorded a gain from change in fair value of debt derivatives of $89,241. The fair value of the embedded derivatives was determined using Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 185.84%, (3) weighted average risk-free interest rate of 0.02 to 0.06%, (4) expected life of 0.33 to 0.51 year, and (5) estimated fair value of the Company’s common stock of $0.18 per share.

The charge of the amortization of debt discount and costs for the year ended December 31, 2011 was $52,222, which was accounted for as interest expense. Also, the Company has accrued interest expense of $2,919 for the year ended December 31, 2011.